Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Disclosures

Note 17 Supplemental Cash Flow Disclosures

Following are supplemental cash flow disclosures regarding interest paid and income taxes paid.

Year Ended December 31,	2017	2016	2015
(Dollars in millions)
Interest paid	$111	$113	$81
Income taxes paid, net of refunds received	55	(11)	59

Following are supplemental cash flow disclosures regarding transactions related to stock-based compensation awards.  In certain situations, U.S. Cellular withholds shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting.  U.S. Cellular then pays the amount of the required tax withholdings to the taxing authorities in cash.

Year Ended December 31,	2017	2016	2015
(Dollars in millions)
Common Shares withheld	144,755	308,010	228,011

Aggregate value of Common Shares withheld	$6	$13	$8

Cash receipts upon exercise of stock options	5	12	7
Cash disbursements for payment of taxes	(4)	(6)	(5)
Net cash receipts from exercise of stock
options and vesting of other stock awards	$1	$6	$2